Summary of Option Activity Under Stock Option Plans (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Shares
Outstanding at beginning of year	2,220,000	1,512,000	592,000
Granted	912,000	890,000	954,000
Exercised	(65,800)
Forfeited	(24,000)	(182,000)	(34,000)
Outstanding at end of year	3,042,200	2,220,000	1,512,000
Exercisable at end of year	1,274,200
Weighted-Average Exercise Price
Outstanding at beginning of year	¥ 4,354	¥ 4,119	¥ 5,502
Granted	¥ 3,990	¥ 4,573	¥ 3,287
Exercised	¥ 3,287
Forfeited	¥ 4,282	¥ 3,479	¥ 4,851
Outstanding at end of year	¥ 4,268	¥ 4,354	¥ 4,119
Exercisable at end of year	¥ 4,257
Weighted-Average Remaining Contractual Term
Outstanding at beginning	2.5	3.0	3.3
Outstanding at end of year	2.0	2.5	3.0
Exercisable at end of year	0.9
Aggregate Intrinsic Value
Outstanding at end of year	¥ 88	¥ 722	¥ 588
Exercisable at end of year	¥ 88